LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM DEBT
Total debt	$ 1,843,086	$ 1,342,070
Less: current portion	100,000	100,000
Total long-term debt	1,743,086	1,242,070
Old Credit Facility
LONG-TERM DEBT
Deferred financing costs	(2,323)	(3,115)
Outstanding borrowings	0	0
Term Loan Facility
LONG-TERM DEBT
Deferred financing costs	599,333
2020 Notes
LONG-TERM DEBT
Total long-term debt	198,945	198,798
2018 Notes
LONG-TERM DEBT
Total long-term debt	348,657	348,487
2017 Notes
LONG-TERM DEBT
Total long-term debt	299,103	298,886
2016 Notes
LONG-TERM DEBT
Total long-term debt	249,530	349,316
2015 Note
LONG-TERM DEBT
Total long-term debt	49,886	49,821
2012 Notes
LONG-TERM DEBT
Total long-term debt	$ 99,955	$ 99,877